Stock options - Additional Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 24, 2010	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Jun. 24, 2010 Stock Option [Member]	Jun. 24, 2010 Plan Maximum Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable under Stock Option Plan						20,000	7,290
Percentage Of Total Number Of Share Issued and Outstanding	25.00%
Allocated Share-based Compensation Expense		$ 87	$ 326
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.32	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				$ 0